Expense Example (Total Bond Market Trust A, USD $)	12 Months Ended
May 01, 2011
Series I, Total Bond Market Trust A
Expense Example:
Year 1	$ 55
Year 3	173
Year 5	302
Year 10	677
Series II, Total Bond Market Trust A
Expense Example:
Year 1	76
Year 3	237
Year 5	411
Year 10	918
Series NAV, Total Bond Market Trust A
Expense Example:
Year 1	50
Year 3	157
Year 5	274
Year 10	$ 616